Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2018	2017	2016
Deferred compensation expense (CHF million)
Share awards	526	529	628
Performance share awards	382	348	370
Contingent Capital Awards	154	280	235
Contingent Capital share awards	2	18	30
Capital Opportunity Facility awards	12	14	13
Plus Bond awards [1]	–	–	5
2008 Partner Asset Facility awards [2]	–	7	13
Other cash awards	263	440	335
Total deferred compensation expense	1,339	1,636	1,629

Total shares delivered (million)
Total shares delivered	46.6	42.0	42.1
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2018
Estimated unrecognized compensation expense (CHF million)
Share awards	466
Performance share awards	167
Contingent Capital Awards	141
Other cash awards	179
Total	953

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2019 for 2018.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2018	2017	2016
CCA awarded (CHF million)	299	241	229

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2018		2017			2016
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	84.9	15.73	73.2		18.77	80.3	21.58
Granted	43.8	16.91	54.3	[1]	14.53	39.7	17.47
Settled	(40.7)	16.09	(38.2)		19.74	(37.7)	22.64
Forfeited	(4.8)	16.24	(4.4)		16.47	(9.1)	21.87
Balance at end of period	83.2	16.15	84.9		15.73	73.2	18.77
of which vested	8.6	–	8.5		–	8.1	–
of which unvested	74.6	–	76.4		–	65.1	–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2018	2017	2016
Shares awarded (million)	55.6	34.1	37.8
Value of shares awarded (CHF million)	638	613	566
Fair value of each share awarded (CHF) [1]	11.75	17.22	15.42
1 Based on the Group’s share price on the grant date.

Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
	2018	2017		2016
Contingent Capital share awards (million)
Balance at beginning of period	8.4	13.5		–
Granted	0.0	0.3	[1]	16.4
Settled	(4.9)	(5.0)		(2.6)
Forfeited	(0.1)	(0.4)		(0.3)
Balance at end of period	3.4	8.4		13.5
of which vested	0.7	1.3		1.0
of which unvested	2.7	7.1		12.5
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2018	2017	2016
Blocked shares awarded (million)	3.0	2.1	2.5
Value of shares awarded (CHF million)	35	38	37

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2018		2017			2016
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	54.2	15.88	48.4		19.11	55.9	21.01
Granted	26.5	16.98	31.8	[1]	14.41	21.4	18.62
Settled	(26.3)	16.07	(23.9)		20.41	(26.5)	22.67
Forfeited	(2.7)	16.26	(2.1)		16.38	(2.4)	19.64
Balance at end of period	51.7	16.33	54.2		15.88	48.4	19.11
of which vested	5.4	–	6.7		–	6.8	–
of which unvested	46.3	–	47.5		–	41.6	–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2018	2017	2016
Performance shares awarded (million)	46.1	26.5	29.7
Value of performance shares awarded (CHF million)	532	478	451
Fair value of each performance share awarded (CHF) [1]	11.75	17.22	15.42
1 Based on the Group’s share price on the grant date.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2018	2017	2016
Deferred compensation expense (CHF million)
Share awards	512	519	624
Performance share awards	371	342	370
Contingent Capital Awards	149	277	234
Contingent Capital share awards	1	17	30
Capital Opportunity Facility awards	12	14	13
Plus Bond awards [1]	–	–	5
2008 Partner Asset Facility awards [2]	–	7	13
Other cash awards	257	417	331
Total deferred compensation expense	1,302	1,593	1,620

Total shares delivered (million)
Total shares delivered	45.0	41.2	41.5
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2018
Estimated unrecognized compensation expense (CHF million)
Share awards	455
Performance share awards	161
Contingent Capital Awards	136
Other cash awards	160
Total	912

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2019 for 2018.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2018	2017	2016

CCA awarded (CHF million)	289	233	228

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2018		2017			2016
	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	79.9	15.77	70.8		18.78	79.0	21.56
Granted	40.5	16.97	51.5	[1]	14.54	38.1	17.59
Settled	(39.0)	16.02	(36.8)		19.75	(37.2)	22.68
Forfeited	(4.3)	16.33	(5.6)	[2]	16.47	(9.1)	21.88
Balance at end of period	77.1	16.23	79.9		15.77	70.8	18.78
of which vested	8.4	–	7.8		–	8.1	–
of which unvested	68.7	–	72.1		–	62.7	–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Share awards granted for previous years
For compensation year	2018	2017	2016
Shares awarded (million)	54.0	33.1	37.6
Value of shares awarded (CHF million)	620	596	563

Bank | Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
	2018	2017		2016
Contingent Capital share awards
Balance at beginning of period	7.5	12.8		–
Granted	0.0	0.3	[1]	15.6
Settled	(4.6)	(4.9)		(2.5)
Forfeited	(0.2)	(0.7)	[2]	(0.3)
Balance at end of period	2.7	7.5		12.8
of which vested	0.7	1.3		1.0
of which unvested	2.0	6.2		11.8
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Blocked share awards granted for previous years
For compensation year	2018	2017	2016
Blocked shares awarded (million)	2.7	1.9	2.4
Value of shares awarded (CHF million)	31	35	37

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2018		2017			2016
	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	52.8	15.88	48.1		19.12	55.5	21.01
Granted	25.6	16.98	31.1	[1]	14.41	21.3	18.62
Settled	(25.6)	16.07	(23.6)		20.41	(26.4)	22.66
Forfeited	(2.8)	16.26	(2.8)	[2]	16.37	(2.3)	18.98
Balance at end of period	50.0	16.33	52.8		15.88	48.1	19.12
of which vested	5.2	–	6.6		–	6.8	–
of which unvested	44.8	–	46.2		–	41.3	–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2018	2017	2016
Performance shares awarded (million)	44.6	25.6	29.6
Value of performance shares awarded (CHF million)	515	462	449